Investment Objectives and Goals - RCN Pareto Strategic Allocation ETF	Mar. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	RCN Pareto Strategic Allocation ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RCN Pareto Strategic Allocation ETF (the “Fund”) seeks long-term capital appreciation.